SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 25 - SEGMENT INFORMATION:

The Company has two segments, Commercial Operations and Research & Development. In line with the reporting to the Chief Executive Officer, the performance of these segments is reviewed at revenues, gross profit, and operating expenses levels. The Commercial Operations segment covers all areas relating to the commercial sales and operating expenses directly related to that activity and is being performed by the Company’s U.S. subsidiary. The Research and Development segment includes all activities related to the research and development of therapeutic candidates and is being performed by the Company. There is no segmentation of the Statements of Financial Position. Charges such as depreciation, impairment and other non-cash expenses are charged to the relevant segment.

a.   Segment information

	Year Ended December 31,
	2020
December 31, 2020:	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands
Net revenues	64,359	—	64,359
Cost of revenues	36,892	—	36,892
Gross profit	27,467	—	27,467
Research and development expenses, net	—	16,491	16,491
Selling, marketing, and business development expenses	47,468	1,817	49,285
General and administrative expenses	17,597	7,778	25,375
Operating loss	37,598	26,086	63,684
	Year Ended December 31,
	2019
	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands
Net revenues	6,291	—	6,291
Cost of revenues	2,259	—	2,259
Gross profit	4,032	—	4,032
Research and development expenses, net	—	17,419	17,419
Selling, marketing, and business development expenses	16,854	1,479	18,333
General and administrative expenses	5,173	6,308	11,481
Operating loss	17,995	25,206	43,201
	Year Ended December 31,
	2018
	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands
Net revenues	8,360	—	8,360
Cost of revenues	2,837	—	2,837
Gross profit	5,523	—	5,523
Research and development expenses, net	—	24,862	24,862
Selling, marketing, and business development expenses	11,329	1,157	12,486
General and administrative expenses	2,795	4,711	7,506
Operating loss	8,601	30,730	39,331

b.   Major customers

The following table represent the percentages of total net revenues from the major customers:

	Year Ended December 31,
	2020	2019	2018
Customer A	35%
Customer B	28%
Customer C	35%	10%
Customer D		45%	42%
Customer E		18%	46%

The Company’s revenues were entirely in the U.S. and the payment terms for all customers are 30 to 60 days.

c.   Segment assets

The Company’s non-current assets located in Israel as of December 31, 2020, amount to $7.5 million (mainly Intangible assets- $5.7 million and Right-of-use assets - $1.4 million). The remainder of the consolidated non-current assets as of December 31, 2020, equal to $102.3 million, are located in the U.S (consisting mainly of Intangible assets- $82.2 million, Restricted Cash - $16 million and Right-of-use assets - $3.8 million).